Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,418,164	$ 2,453,751
Adjustments	2	(604)	$ (1,896)
Ending balance	2,617,407	2,418,164	2,453,751
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,498,059	3,394,636	3,135,839
Additions	362,466	141,440	279,683
Disposals	(55,107)	(38,740)	(20,886)
Adjustments		2,463
Reclassifications	(1,557)	(1,740)
Ending balance	3,803,861	3,498,059	3,394,636
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,079,895)	(940,885)	(811,745)
Depreciation for the year	(158,696)	(151,672)	(143,262)
Disposals	52,137	15,343	14,122
Adjustments		(2,681)
Ending balance	(1,186,454)	(1,079,895)	(940,885)
Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(630,503)
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(205,518)
Ending balance	(208,497)	(205,518)
Increase (decrease) due to corrections of prior period errors [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(181,242)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301
Ending balance	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Ending balance	6,301	6,301	6,301
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,118,972	2,162,035
Ending balance	2,157,669	2,118,972	2,162,035
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,115,242	3,030,361	2,707,019
Transfer of pre-delivery payments	28,674	27,585	161,169
Additions	158,557	94,348	178,582
Disposals	(54,114)	(36,812)	(16,773)
Adjustments		100
Reclassifications	3,870	(340)	364
Ending balance	3,252,229	3,115,242	3,030,361
Flight equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(996,270)	(868,326)	(748,583)
Depreciation for the year	(148,188)	(141,418)	(133,045)
Disposals	51,233	13,587	13,341
Adjustments		(14)
Reclassifications	(1,335)	(99)	(39)
Ending balance	(1,094,560)	(996,270)	(868,326)
Flight equipment [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(567,341)
Flight equipment [member] | Increase (decrease) due to corrections of prior period errors [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(181,242)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,165	243,070
Ending balance	413,633	250,165	243,070
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,165	243,070	321,175
Transfer of pre-delivery payments	(28,674)	(27,585)	(161,169)
Additions	192,196	34,680	83,064
Disposals	(54)
Ending balance	413,633	250,165	243,070
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,305	14,488
Ending balance	11,337	13,305	14,488
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,170	43,037	39,740
Additions	1,461	3,026	2,827
Disposals	(228)	(604)	(25)
Reclassifications	1,950	(289)	495
Ending balance	48,353	45,170	43,037
Ramp and miscellaneous [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,865)	(28,549)	(26,560)
Depreciation for the year	(3,811)	(3,724)	(3,214)
Disposals	200	524	23
Reclassifications	(1,540)	(116)	1,202
Ending balance	(37,016)	(31,865)	(28,549)
Ramp and miscellaneous [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(26,560)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,026	4,056
Ending balance	4,565	4,026	4,056
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,607	25,947	25,308
Additions	3,392	1,878	2,269
Disposals	(711)	(1,226)	(864)
Adjustments		2,363
Reclassifications	(4,764)	645	(766)
Ending balance	27,524	29,607	25,947
Furniture, fixture, equipment a and other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,581)	(21,891)	(18,197)
Depreciation for the year	(2,192)	(2,284)	(2,774)
Disposals	704	1,220	581
Adjustments		(2,667)
Reclassifications	4,110	41	(1,501)
Ending balance	(22,959)	(25,581)	(21,891)
Furniture, fixture, equipment a and other [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(18,197)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,802	13,747
Ending balance	18,124	18,802	13,747
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,981	35,866	28,580
Additions	1,614	73	3,190
Disposals		(98)	(881)
Reclassifications	3,448	9,140	4,977
Ending balance	50,043	44,981	35,866
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,179)	(22,119)	(18,405)
Depreciation for the year	(4,505)	(4,246)	(4,229)
Disposals		12	177
Reclassifications	(1,235)	174	338
Ending balance	(31,919)	(26,179)	(22,119)
Leasehold improvements [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(18,405)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,593	10,054
Ending balance	5,778	6,593	10,054
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,593	10,054	7,716
Additions	5,246	7,435	9,751
Disposals			(2,343)
Reclassifications	(6,061)	(10,896)	(5,070)
Ending balance	$ 5,778	$ 6,593	$ 10,054